UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-07739

Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

50 Division Street

Somerville, NJ 08876

(Address of principal executive offices) (Zip code)

Owen T. Meacham

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Jon S. Rand, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 435-8105

Date of fiscal year end: October 31, 2011

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments.

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2011 (unaudited)

Industry	Percentage of Net Assets

Advertising	1.1%
Agriculture	1.3
Apparel	1.1
Banks	14.9
Beverages	1.0
Chemicals	9.3
Commercial Services	1.0
Computers	8.3
Cosmetics/Personal Care	6.1
Distribution/Wholesale	1.8
Electrical Components & Equipment	2.4
Electronics	1.9
Food	3.8
Healthcare - Products	2.8
Holding Companies - Diversified	0.9
Internet	8.5
Machinery - Diversified	3.1
Miscellaneous Manufacturing	1.1
Mutual Funds	4.8
Oil & Gas	4.5
Oil & Gas Services	2.7
Pharmaceuticals	2.1
Retail	7.2
Software	7.1
Telecommunications	3.0

Total Investments	101.8
Liabilities Less Other Assets	(1.8)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 97.0%

Australia - 1.1%
Cochlear Ltd. (Healthcare - Products)	28,430	$2,212,933

Austria - 0.8%
Erste Group Bank AG (Banks)	35,900	1,711,466

Canada - 0.8%
Encana Corp. (Oil & Gas)	58,090	1,701,456

China - 1.8%
Anta Sports Products Ltd. (Retail)	1,216,000	1,830,961
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	534,241	1,892,781

		3,723,742

France - 4.5%
Air Liquide SA (Chemicals)	24,237	3,321,212
Dassault Systemes SA (Software)	42,450	3,733,968
L’Oreal SA (Cosmetics/Personal Care)	17,110	2,052,250

		9,107,430

Germany - 0.6%
QIAGEN NV (Healthcare - Products)*	69,278	1,166,594

Hong Kong - 1.8%
Li & Fung Ltd. (Distribution/Wholesale)	2,167,600	3,616,798

India - 1.5%
ICICI Bank Ltd. - Sponsored ADR (Banks)	66,900	3,115,533

Indonesia - 1.5%
Bank Central Asia Tbk PT (Banks)	3,204,000	3,116,750

Japan - 10.4%
ABC-Mart Inc. (Retail)	48,000	1,856,294
FANUC Corp. (Machinery - Diversified)	33,400	6,327,407
Keyence Corp. (Electronics)	13,660	3,857,779
M3 Inc. (Internet)	372	3,365,527
Unicharm Corp. (Cosmetics/Personal Care)	122,100	5,515,163

		20,922,170

Luxembourg - 1.1%
Millicom International Cellular SA - SDR (Telecommunications)	19,400	2,321,361

Mexico - 2.0%
America Movil SAB de CV, Class L - ADR (Telecommunications)	71,800	1,852,440

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Mexico - 2.0% - (continued)
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	21,700	$2,089,710

		3,942,150

Russia - 1.3%
Gazprom OAO - Sponsored ADR (Oil & Gas)	180,400	2,552,871

Singapore - 1.7%
Olam International Ltd. (Food)	1,564,000	3,417,266

South Africa - 1.1%
Sasol Ltd. (Oil & Gas)	42,730	2,135,281

Spain - 1.1%
Inditex SA (Retail)	24,600	2,221,266

Switzerland - 7.3%
Lonza Group AG, Reg S (Chemicals)*	35,200	2,994,044
Nestle SA - Sponsored ADR, Reg S (Food)	66,255	4,223,756
Novartis AG, Reg S (Pharmaceuticals)	37,120	2,275,595
Sonova Holding AG, Reg S (Healthcare - Products)*	23,080	2,167,709
Swatch Group AG, Bearer (Retail)	5,630	3,043,847

		14,704,951

Turkey - 1.5%
Turkiye Garanti Bankasi AS - ADR (Banks)	667,000	2,974,820

United Kingdom - 4.7%
RPS Group plc (Commercial Services)	530,000	2,023,219
Standard Chartered plc (Banks)	207,200	5,267,679
WPP plc (Advertising)	197,370	2,227,968

		9,518,866

United States - 50.4%
3M Co. (Miscellaneous Manufacturing)	25,070	2,184,600
Abbott Laboratories (Pharmaceuticals)	36,880	1,892,682
Adobe Systems Inc. (Software)*	90,290	2,502,839
Amazon.com Inc. (Internet)*	15,000	3,337,800
Apple Inc. (Computers)*	14,000	5,466,720
Bunge Ltd. (Agriculture)	36,770	2,530,144
Cisco Systems Inc. (Telecommunications)	114,915	1,835,192
Citrix Systems Inc. (Software)*	33,100	2,384,524
Coach Inc. (Apparel)	35,500	2,291,880
Colgate-Palmolive Co. (Cosmetics/Personal Care)	34,850	2,940,643
eBay Inc. (Internet)*	154,300	5,053,325
EMC Corp. (Computers)*	207,250	5,405,080
Emerson Electric Co. (Electrical Components & Equipment)	100,370	4,927,163

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

United States - 50.4% - (continued)
Exxon Mobil Corp. (Oil & Gas)	34,290	$2,735,999
F5 Networks Inc. (Internet)*	23,000	2,150,040
Google Inc., Class A (Internet)*	5,547	3,348,668
Informatica Corp. (Software)*	44,000	2,249,720
JPMorgan Chase & Co. (Banks)	138,700	5,610,415
McDonald’s Corp. (Retail)	23,800	2,058,224
Monsanto Co. (Chemicals)	76,600	5,628,568
Oracle Corp. (Software)	113,410	3,468,078
Praxair Inc. (Chemicals)	24,520	2,541,253
Procter & Gamble Co. (Cosmetics/Personal Care)	30,300	1,863,147
Schlumberger Ltd. (Oil & Gas Services)	61,090	5,520,703
Sigma-Aldrich Corp. (Chemicals)	62,600	4,200,460
Staples Inc. (Retail)	215,910	3,467,515
SVB Financial Group (Banks)*	34,000	2,074,680
Teradata Corp. (Computers)*	106,500	5,853,240
Wells Fargo & Co. (Banks)	224,960	6,285,382

		101,808,684

Total Common Stocks (Cost $164,112,723)		195,992,388

Cash Equivalent - 4.8%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	9,652,407	9,652,407

Total Cash Equivalent (Cost $9,652,407)		9,652,407

Total Investments — 101.8%
(Cost $ 173,765,130)		$205,644,795

Liabilities Less Other Assets - (1.8)%		(3,559,554)

Net Assets — 100.0%		$202,085,241

Summary of Abbreviations

ADR	American Depositary Receipt

SDR	Swedish Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2011 (unaudited)

Industry	Percentage of Net Assets

Advertising	2.6%
Agriculture	1.1
Auto Parts & Equipment	0.9
Banks	11.3
Biotechnology	1.1
Chemicals	5.1
Cosmetics/Personal Care	4.1
Distribution/Wholesale	1.3
Electrical Components & Equipment	2.4
Electronics	2.9
Engineering & Construction	1.2
Food	5.5
Healthcare - Products	6.3
Holding Companies - Diversified	2.4
Insurance	3.4
Internet	1.3
Leisure Time	0.7
Machinery - Construction & Mining	1.5
Machinery - Diversified	3.2
Media	1.2
Metal Fabrication/Hardware	1.2
Mutual Funds	3.4
Oil & Gas	8.4
Oil & Gas Services	3.2
Pharmaceuticals	4.5
Retail	3.5
Semiconductors	6.0
Software	5.3
Telecommunications	4.1
Transportation	1.5

Total Investments	100.6
Liabilities Less Other Assets	(0.6)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 92.9%

Australia - 2.2%
Cochlear Ltd. (Healthcare - Products)	158,600	$12,345,101
CSL Ltd. (Biotechnology)	367,300	12,387,184

		24,732,285

Austria - 1.9%
Erste Group Bank AG (Banks)	445,920	21,258,410

Brazil - 0.1%
Petroleo Brasileiro SA - ADR (Oil & Gas)	43,988	1,494,272

Canada - 4.3%
Canadian National Railway Co. (Transportation)	232,400	17,397,464
Encana Corp. (Oil & Gas)	497,882	14,582,964
Imperial Oil Ltd. (Oil & Gas)	394,690	17,378,201

		49,358,629

China - 1.0%
China Resources Enterprise Ltd. (Holding Companies - Diversified)	2,652,000	11,524,691

Denmark - 1.0%
Novo Nordisk A/S, Class B (Pharmaceuticals)	93,800	11,484,681

France - 13.2%
Air Liquide SA (Chemicals)	298,802	40,945,036
Dassault Systemes SA (Software)	487,500	42,881,259
L’Oreal SA (Cosmetics/Personal Care)	194,970	23,385,566
LVMH Moet Hennessy Louis Vuitton SA (Holding Companies - Diversified)	83,930	15,317,432
Schneider Electric SA (Electrical Components & Equipment)	190,650	27,471,933

		150,001,226

Germany - 7.6%
Allianz SE, Reg S (Insurance)	209,800	27,432,340
Fresenius SE & Co. KGaA (Healthcare - Products)	285,568	30,575,945
QIAGEN NV (Healthcare - Products)*	709,470	11,946,986
SAP AG - Sponsored ADR (Software)	271,700	16,956,797

		86,912,068

Hong Kong - 2.2%
Li & Fung Ltd. (Distribution/Wholesale)	9,180,400	15,318,166
Xinyi Glass Holdings Ltd. (Auto Parts & Equipment)	11,764,000	9,884,355

		25,202,521

India - 1.5%
ICICI Bank Ltd. - Sponsored ADR (Banks)	363,500	16,928,195

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Japan - 13.2%
FANUC Corp. (Machinery - Diversified)	194,100	$36,770,946
Hoya Corp. (Electronics)	767,300	18,664,907
JGC Corp. (Engineering & Construction)	453,000	14,133,093
Jupiter Telecommunications Co., Ltd. (Media)	11,755	13,708,808
Keyence Corp. (Electronics)	50,065	14,139,072
M3 Inc. (Internet)	1,670	15,108,683
MISUMI Group Inc. (Metal Fabrication/Hardware)	508,600	14,205,740
Unicharm Corp. (Cosmetics/Personal Care)	509,600	23,018,241

		149,749,490

Mexico - 3.8%
America Movil SAB de CV, Series L - ADR (Telecommunications)	827,600	21,352,080
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	778,740	21,423,137

		42,775,217

Poland - 0.8%
Bank Pekao SA - GDR, Reg S (Banks)#	155,860	8,923,406

Russia - 1.0%
Gazprom OAO - Sponsored ADR (Oil & Gas)	778,740	11,020,081

Singapore - 0.9%
DBS Group Holdings Ltd. (Banks)	848,083	10,911,867

South Africa - 2.9%
MTN Group Ltd. (Telecommunications)	1,150,500	24,837,632
Sasol Ltd. (Oil & Gas)	161,641	8,077,437

		32,915,069

South Korea - 0.6%
Samsung Electronics Co., Ltd. - GDR (Semiconductors)	16,920	6,654,442

Sweden - 1.5%
Atlas Copco AB, Class A (Machinery - Construction & Mining)	739,600	17,391,247

Switzerland - 11.6%
Lonza Group AG, Reg S (Chemicals)*	198,900	16,918,050
Nestle SA - Sponsored ADR, Reg S (Food)	630,150	40,172,062
Novartis AG - ADR (Pharmaceuticals)	219,510	13,434,012
Roche Holding AG, Genusschein (Pharmaceuticals)	145,850	26,143,702
Sonova Holding AG, Reg S (Healthcare - Products)*	173,200	16,267,209
Swatch Group AG, Bearer (Retail)	34,480	18,641,537

		131,576,572

Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	4,610,125	11,509,696

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Turkey - 2.0%
Turkiye Garanti Bankasi AS - ADR (Banks)	5,184,000	$23,120,640

United Kingdom - 13.6%
Admiral Group plc (Insurance)	466,300	11,804,230
ARM Holdings plc (Semiconductors)	3,513,900	33,692,092
BG Group plc (Oil & Gas)	1,061,880	24,976,482
Standard Chartered plc (Banks)	1,302,710	33,119,008
Tesco plc (Food)	1,780,880	11,164,699
Unilever plc (Food)	346,625	11,074,732
WPP plc (Advertising)	2,579,420	29,117,211

		154,948,454

United States - 5.0%
Bunge Ltd. (Agriculture)	180,080	12,391,305
Carnival Corp. (Leisure Time)	252,500	8,408,250
Schlumberger Ltd. (Oil & Gas Services)	403,100	36,428,147

		57,227,702

Total Common Stocks (Cost $869,385,864)		1,057,620,861

Preferred Stocks - 4.3%

Brazil - 2.8%
Itau Unibanco Holding SA - ADR (Banks)	718,100	14,627,697
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	572,500	17,592,925

		32,220,622

South Korea - 1.5%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	61,900	16,506,868

Total Preferred Stocks (Cost $49,419,877)		48,727,490

Cash Equivalent - 3.4%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	38,110,026	38,110,026

Total Cash Equivalent (Cost $38,110,026)		38,110,026

Total Investments — 100.6%
(Cost $ 956,915,767)		$1,144,458,377

Liabilities Less Other Assets - (0.6)%		(6,542,290)

Net Assets — 100.0%		$1,137,916,087

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2011 (unaudited)

Industry	Percentage of Net Assets

Advertising	1.6%
Agriculture	2.8
Auto Parts & Equipment	3.0
Banks	5.5
Beverages	1.1
Chemicals	6.9
Commercial Services	2.7
Computer Software & Processing	1.5
Cosmetics/Personal Care	2.5
Distribution/Wholesale	2.4
Diversified Financial Services	3.9
Electrical Components & Equipment	2.8
Electronics	4.2
Engineering & Construction	2.9
Environmental Control	0.6
Food	7.9
Gas	1.8
Hand/Machine Tools	2.6
Healthcare - Products	4.4
Healthcare - Services	3.2
Insurance	1.1
Leisure Time	1.8
Machinery - Diversified	3.6
Media	1.4
Miscellaneous Manufacturing	5.8
Mutual Funds	0.7
Oil & Gas Services	1.7
Packaging & Containers	1.3
Pharmaceuticals	3.7
Retail	0.9
Semiconductors	2.8
Shipbuilding	1.9
Telecommunications	4.3
Transportation	2.9
Trucking & Leasing	1.4

Total Investments	99.6
Other Assets Less Liabilities	0.4

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 97.0%

Australia - 6.8%
Bank of Queensland Ltd. (Banks)	38,680	$341,385
Bradken Ltd. (Engineering & Construction)	64,100	605,106
Imdex Ltd. (Oil & Gas Services)	280,133	722,161
SAI Global Ltd. (Media)	120,897	598,714
TPG Telecom Ltd. (Telecommunications)	379,000	633,932

		2,901,298

Austria - 1.7%
BWT AG (Environmental Control)	10,386	248,099
Semperit AG Holding (Miscellaneous Manufacturing)	9,730	471,580

		719,679

Brazil - 1.2%
Fleury SA (Healthcare - Services)	36,700	504,053

Canada - 1.8%
GLV Inc., Class A (Machinery - Diversified)*	46,500	275,444
Laurentian Bank of Canada (Banks)	10,800	484,441

		759,885

China - 4.2%
Dalian Refrigeration Co., Ltd., Class B (Machinery - Diversified)	444,838	352,848
Vinda International Holdings Ltd. (Cosmetics/Personal Care)	382,000	467,087
Wasion Group Holdings Ltd. (Electronics)	830,000	395,002
Yip’s Chemical Holdings Ltd. (Chemicals)	476,000	554,378

		1,769,315

Denmark - 2.5%
NKT Holding A/S (Miscellaneous Manufacturing)	7,650	471,775
Topsil Semiconductor Materials (Semiconductors)*	3,090,000	569,774

		1,041,549

Finland - 2.0%
Vacon plc (Hand/Machine Tools)	7,777	445,522
Vaisala oyj, Class A (Electronics)	12,133	396,793

		842,315

France - 4.6%
Rubis (Gas)	13,306	776,676
Touax SA (Transportation)	14,000	578,637
Virbac SA (Pharmaceuticals)	3,510	613,245

		1,968,558

Germany - 6.7%
Carl Zeiss Meditec AG (Healthcare - Products)	25,770	572,694

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Germany - 6.7% - (continued)
Drillisch AG (Telecommunications)	54,421	$668,668
Gerresheimer AG (Packaging & Containers)	10,520	533,363
KWS Saat AG (Agriculture)	2,275	469,591
Pfeiffer Vacuum Technology AG (Machinery - Diversified)	5,290	586,678

		2,830,994

Hong Kong - 3.1%
Chong Hing Bank Ltd. (Banks)	215,000	454,526
Pico Far East Holdings Ltd. (Commercial Services)	1,934,000	389,671
Vitasoy International Holdings Ltd. (Beverages)	648,000	473,004

		1,317,201

Indonesia - 3.9%
Bank Bukopin Tbk PT (Banks)	10,486,666	1,035,485
Wijaya Karya PT (Engineering & Construction)	7,880,000	628,988

		1,664,473

Ireland - 2.0%
FBD Holdings plc (Insurance)#	45,066	446,136
Grafton Group plc (Retail)	95,000	395,245

		841,381

Italy - 4.7%
Cembre S.p.A (Electrical Components & Equipment)	71,327	717,139
MARR S.p.A (Distribution/Wholesale)	47,163	599,883
SOL S.p.A (Chemicals)	80,541	664,900

		1,981,922

Japan - 10.2%
Asahi Diamond Industrial Co., Ltd. (Hand/Machine Tools)	27,000	638,651
BML Inc. (Healthcare - Services)	13,300	357,053
C. Uyemura & Co., Ltd. (Chemicals)	8,200	364,413
Lintec Corp. (Chemicals)	21,800	605,379
Nakanishi Inc. (Healthcare - Products)	4,900	510,192
Pigeon Corp. (Cosmetics/Personal Care)	15,800	605,808
Rohto Pharmaceutical Co., Ltd. (Pharmaceuticals)	49,000	586,578
Stella Chemifa Corp. (Chemicals)	9,500	289,162
Tsumura & Co. (Pharmaceuticals)	11,200	366,855

		4,324,091

Malaysia - 4.5%
Coastal Contracts Berhad (Shipbuilding)	922,666	772,228
Supermax Corp. Berhad (Miscellaneous Manufacturing)	331,500	409,405
United Plantations Berhad (Agriculture)	102,200	710,061

		1,891,694

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Netherlands - 2.1%
Brunel International NV (Commercial Services)	13,027	$543,506
KAS Bank NV - CVA (Diversified Financial Services)	25,838	357,018

		900,524

New Zealand - 1.4%
Sanford Ltd. (Food)	128,153	586,895

Singapore - 3.8%
Goodpack Ltd. (Trucking & Leasing)	376,000	587,492
Super Group Ltd. (Food)	500,000	599,896
Tat Hong Holdings Ltd. (Distribution/Wholesale)	674,000	434,470

		1,621,858

South Korea - 3.8%
Cheil Worldwide Inc. (Advertising)	43,640	688,582
Han Kuk Carbon Co., Ltd. (Chemicals)	73,800	456,469
Samwha Capacitor Co., Ltd. (Electronics)	48,600	448,951

		1,594,002

Spain - 1.5%
Construcciones y Auxiliar de Ferrocarriles SA (Transportation)	1,152	642,411

Sweden - 4.5%
Industrial & Financial Systems, Class B (Computer Software & Processing)	33,236	637,450
Kabe Husvagnar AB, Class B (Miscellaneous Manufacturing)	33,100	655,611
Mekonomen AB (Auto Parts & Equipment)	18,600	600,218

		1,893,279

Switzerland - 4.2%
Huber & Suhner AG, Reg S (Electrical Components & Equipment)	7,600	469,121
Huegli Holding AG - Bearer (Food)	910	781,831
LEM Holding SA, Reg S (Electronics)	926	544,823

		1,795,775

Taiwan - 5.9%
Merida Industry Co., Ltd. (Leisure Time)	298,000	739,901
Nak Sealing Technologies Corp. (Auto Parts & Equipment)	329,000	671,895
Taiwan Paiho Ltd. (Miscellaneous Manufacturing)*	422,559	454,253
Youngtek Electronics Corp. (Semiconductors)*	195,188	615,905

		2,481,954

Thailand - 1.3%
Khon Kaen Sugar Industry pcl, Reg S (Food)	1,093,800	571,990

United Kingdom - 8.6%
Gooch & Housego plc (Telecommunications)	64,000	536,630

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

United Kingdom - 8.6% - (continued)
Greggs plc (Food)	53,500	$445,917
Hamworthy plc (Machinery - Diversified)	28,707	323,493
PayPoint plc (Diversified Financial Services)	71,069	635,891
Rathbone Brothers plc (Diversified Financial Services)	35,230	661,163
Robert Wiseman Dairies plc (Food)	64,451	341,355
RPS Group plc (Commercial Services)	54,860	209,422
Synergy Health plc (Healthcare - Services)	32,613	508,525

		3,662,396

Total Common Stocks (Cost $37,448,758)		41,109,492

Preferred Stocks - 1.8%

Germany - 1.8%
Draegerwerk AG & Co. KGaA (Healthcare - Products)	6,117	758,446

Total Preferred Stocks (Cost $482,309)		758,446

Warrants - 0.1%

Malaysia - 0.1%
Coastal Contracts Berhad, Expires 07/18/2016 (Shipbuilding)*	115,333	27,778

Total Warrants (Cost $ — )		27,778

Cash Equivalent - 0.7%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	285,312	285,312

Total Cash Equivalent (Cost $285,312)		285,312

Total Investments — 99.6%
(Cost $ 38,216,379)		$42,181,028

Other Assets Less Liabilities - 0.4%		186,003

Net Assets — 100.0%		$42,367,031

Summary of Abbreviations

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited)

Industry	Percentage of Net Assets

Agriculture	0.5%
Airlines	0.6
Auto Parts & Equipment	0.5
Banks	18.1
Beverages	3.9
Building Materials	3.4
Chemicals	2.6
Commercial Services	2.2
Computers	0.6
Cosmetics/Personal Care	2.9
Distribution/Wholesale	0.7
Diversified Financial Services	0.7
Electrical Components & Equipment	0.6
Electronics	2.6
Engineering & Construction	1.5
Food	1.7
Healthcare - Products	3.1
Holding Companies - Diversified	1.3
Home Furnishings	1.5
Insurance	1.6
Internet	2.5
Iron & Steel	1.6
Leisure Time	1.1
Media	0.9
Mining	4.2
Mutual Funds	3.0
Oil & Gas	11.7
Pharmaceuticals	1.9
Pipelines	1.0
Real Estate	1.0
Retail	5.2
Semiconductors	6.3
Telecommunications	9.0

Total Investments	100.0
Other Assets Less Liabilities	0.0

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 85.0%

Brazil - 7.1%
Banco Bradesco SA - ADR (Banks)	482,478	$9,278,052
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Real Estate)	479,600	4,700,596
Hypermarcas SA (Pharmaceuticals)	344,900	2,650,939
Natura Cosmeticos SA (Cosmetics/Personal Care)	254,700	5,789,196
Petroleo Brasileiro SA - ADR (Oil & Gas)	168,446	5,722,111
Vale SA - Sponsored ADR (Mining)	208,740	6,771,526

		34,912,420

Chile - 2.6%
Banco Santander Chile - ADR (Banks)	59,636	5,544,955
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	113,800	7,319,616

		12,864,571

China - 14.8%
Anhui Conch Cement Co., Ltd., Class H (Building Materials)	1,376,000	6,423,194
Anta Sports Products Ltd. (Retail)	2,200,000	3,312,595
Baidu Inc. - Sponsored ADR (Internet)*	34,400	5,403,208
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	1,807,515	6,403,906
China Mobile Ltd. - Sponsored ADR (Telecommunications)	138,000	6,876,540
CNOOC Ltd. - ADR (Oil & Gas)	38,500	8,558,935
Hengan International Group Co., Ltd. (Healthcare - Products)	878,500	7,648,807
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)	3,905,000	3,753,226
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services)*	56,000	7,152,880
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)	3,342,000	4,575,743
Tencent Holdings Ltd. (Internet)	270,000	7,046,552
VanceInfo Technologies Inc., - ADR (Computers)*	138,000	2,791,740
Wumart Stores Inc., Class H (Retail)	1,058,000	2,656,712

		72,604,038

Colombia - 1.8%
BanColombia SA - Sponsored ADR (Banks)	51,320	3,402,516
Ecopetrol SA - Sponsored ADR (Oil & Gas)	132,000	5,577,000

		8,979,516

Czech Republic - 0.9%
Central European Media Enterprises Ltd., Class A (Media)*	226,630	4,333,166

Egypt - 0.9%
Orascom Construction Industries - GDR (Engineering & Construction)	102,086	4,489,291

Hong Kong - 1.5%
ASM Pacific Technology Ltd. (Semiconductors)	352,900	3,865,883
Li & Fung Ltd. (Distribution/Wholesale)	1,952,000	3,257,054

		7,122,937

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Hungary - 0.6%
Richter Gedeon Nyrt. (Pharmaceuticals)	15,000	$2,996,367

India - 5.4%
Ambuja Cements Ltd. (Building Materials)	2,287,300	6,682,482
Axis Bank Ltd. (Banks)	237,900	7,177,286
Bajaj Auto Ltd. (Leisure Time)	162,100	5,375,902
Dabur India Ltd. (Cosmetics/Personal Care)	1,267,000	2,976,700
HDFC Bank Ltd. - ADR (Banks)	122,515	4,258,621

		26,470,991

Indonesia - 3.4%
Astra International Tbk PT (Retail)	844,000	6,980,502
Bank Rakyat Indonesia Persero Tbk PT (Banks)	11,796,000	9,566,336

		16,546,838

Luxembourg - 1.7%
Millicom International Cellular SA - SDR (Telecommunications)	67,200	8,041,004

Malaysia - 0.8%
Axiata Group Bhd (Telecommunications)	2,290,000	3,925,738

Mexico - 8.3%
America Movil SAB de CV, Class L - ADR (Telecommunications)	502,754	12,971,053
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	62,400	6,009,120
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	49,405	2,945,526
Grupo Financiero Banorte SAB de CV, Class O (Banks)	1,175,080	5,133,915
Urbi Desarrollos Urbanos SAB de CV (Building Materials)*	1,713,450	3,772,946
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	361,230	9,937,437

		40,769,997

Panama - 0.6%
Copa Holdings SA, Class A (Airlines)	42,300	2,775,303

Peru - 1.1%
Credicorp Ltd. (Banks)	55,500	5,422,350

Philippines - 0.4%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	31,155	1,763,373

Poland - 1.1%
Bank Pekao SA (Banks)	96,754	5,529,022

Russia - 8.9%
Gazprom OAO - Sponsored ADR (Oil & Gas)	763,000	10,797,342
Lukoil OAO - Sponsored ADR (Oil & Gas)	159,078	10,682,088
Novolipetsk Steel OJSC - GDR, Reg S (Iron & Steel)	78,000	2,895,010

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Russia - 8.9% - (continued)
Sberbank of Russia (Banks)	1,799,000	$6,574,472
Sberbank of Russia - Sponsored ADR (Banks)*	270,000	3,987,900
X5 Retail Group NV - GDR, Reg S (Food)*	205,156	8,488,746

		43,425,558

South Africa - 5.4%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)*	237,800	2,961,320
Impala Platinum Holdings Ltd. (Mining)	124,000	3,159,410
MTN Group Ltd. (Telecommunications)	496,250	10,713,320
SABMiller plc (Beverages)	163,300	6,127,253
Standard Bank Group Ltd. (Banks)	228,732	3,319,023

		26,280,326

South Korea - 6.2%
Amorepacific Corp. (Cosmetics/Personal Care)	4,870	5,550,076
Hankook Tire Co., Ltd. (Auto Parts & Equipment)	60,200	2,447,704
KB Financial Group Inc. - ADR (Diversified Financial Services)	65,591	3,253,970
POSCO - ADR (Iron & Steel)	44,200	4,853,160
Samsung Electronics Co., Ltd. - GDR (Semiconductors)	16,330	6,422,402
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	33,960	7,680,144

		30,207,456

Taiwan - 5.1%
Delta Electronics Inc. (Electrical Components & Equipment)	808,189	2,858,472
Hon Hai Precision Industry Co., Ltd. (Electronics)	1,854,248	5,291,660
Synnex Technology International Corp. (Electronics)	2,832,351	7,268,173
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	3,820,577	9,538,501

		24,956,806

Thailand - 2.7%
PTT Exploration & Production pcl, Reg S (Oil & Gas)#	1,192,000	7,352,241
Siam Commercial Bank pcl, Reg S (Banks)#	1,423,170	6,034,940

		13,387,181

Turkey - 2.5%
Arcelik A/S (Home Furnishings)	1,553,800	7,101,337
Turkiye Garanti Bankasi A/S (Banks)	1,161,700	5,120,614

		12,221,951

Ukraine - 0.5%
Kernel Holding SA (Agriculture)*	97,562	2,558,266

United Kingdom - 0.7%
Hikma Pharmaceuticals plc (Pharmaceuticals)	321,620	3,590,409

Total Common Stocks (Cost $336,639,429)		416,174,875

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Preferred Stocks - 9.6%

Brazil - 6.3%
Cia de Bebidas das Americas - ADR (Beverages)	239,500	$7,189,790
Itau Unibanco Holding SA - ADR (Banks)	201,495	4,104,453
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	279,900	8,601,327
Vale SA - Sponsored ADR (Mining)	368,300	10,872,216

		30,767,786

Russia - 1.0%
AK Transneft OAO (Pipelines)#	3,029	4,823,811

South Korea - 2.3%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	41,524	11,073,202

Total Preferred Stocks (Cost $40,780,819)		46,664,799

Participation Notes - 2.4%

Qatar - 1.9%
Industries Qatar, Issued by HSBC Bank plc, Maturity Date 3/12/12 (Chemicals)(2)	138,000	5,239,329
Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Banks)(2)	104,500	4,067,903

		9,307,232

Saudi Arabia - 0.5%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)	57,000	2,574,362

Total Participation Notes (Cost $11,475,410)		11,881,594

Cash Equivalent - 3.0%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	14,672,214	14,672,214

Total Cash Equivalent (Cost $14,672,214)		14,672,214

Total Investments — 100.0%
(Cost $ 403,567,872)		$489,393,482

Other Assets Less Liabilities - 0.0%		106,018

Net Assets — 100.0%		$489,499,500

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SDR	Swedish Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.4% of net assets as of July 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited)

Industry	Percentage of Net Assets

Agriculture	0.5%
Airlines	0.6
Auto Parts & Equipment	0.5
Banks	18.2
Beverages	3.9
Building Materials	3.4
Chemicals	2.6
Commercial Services	2.1
Computers	0.5
Cosmetics/Personal Care	3.1
Distribution/Wholesale	0.7
Diversified Financial Services	0.6
Electrical Components & Equipment	0.6
Electronics	2.8
Engineering & Construction	1.5
Food	1.8
Healthcare - Products	3.1
Holding Companies - Diversified	1.3
Home Furnishings	1.5
Insurance	1.5
Internet	2.6
Iron & Steel	1.6
Leisure Time	1.0
Media	0.8
Mining	4.3
Mutual Funds	2.8
Oil & Gas	11.8
Pharmaceuticals	1.9
Pipelines	1.0
Real Estate	1.0
Retail	5.2
Semiconductors	6.4
Telecommunications	9.1

Total Investments	100.3
Liabilities Less Other Assets	(0.3)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 89.5%

Brazil - 9.9%
Banco Bradesco SA - ADR (Banks)	2,030,202	$39,040,784
Cyrela Brazil Realty SA Empreendimentos e Participacoes (Real Estate)	1,981,000	19,415,933
Hypermarcas SA (Pharmaceuticals)	1,260,000	9,684,496
Natura Cosmeticos SA (Cosmetics/Personal Care)	1,138,900	25,886,594
Petroleo Brasileiro SA - ADR (Oil & Gas)	1,427,084	48,478,044
Vale SA - Sponsored ADR (Mining)	1,780,200	57,749,688

		200,255,539

Chile - 2.6%
Banco Santander Chile - ADR (Banks)	239,344	22,254,205
Sociedad Quimica y Minera de Chile SA - Sponsored ADR (Chemicals)	470,500	30,262,560

		52,516,765

China - 14.7%
Anhui Conch Cement Co., Ltd., Class H (Building Materials)	5,779,500	26,978,814
Anta Sports Products Ltd. (Retail)	9,535,000	14,357,088
Baidu Inc. - Sponsored ADR (Internet)*	145,000	22,775,150
China Merchants Holdings International Co., Ltd. (Holding Companies - Diversified)	7,368,276	26,105,316
China Mobile Ltd. - Sponsored ADR (Telecommunications)	560,000	27,904,800
CNOOC Ltd. - ADR (Oil & Gas)	148,300	32,968,573
Hengan International Group Co., Ltd. (Healthcare - Products)	3,650,000	31,779,334
Jiangsu Expressway Co., Ltd., Class H (Commercial Services)	16,742,000	16,091,297
New Oriental Education & Technology Group - Sponsored ADR (Commercial Services)*	209,500	26,759,435
Shandong Weigao Group Medical Polymer Co., Ltd., Class H (Healthcare - Products)	14,268,000	19,535,220
Tencent Holdings Ltd. (Internet)	1,107,000	28,890,862
VanceInfo Technologies Inc. - ADR (Computers)*	483,000	9,771,090
Wumart Stores Inc., Class H (Retail)	4,748,000	11,922,561

		295,839,540

Colombia - 1.9%
BanColombia SA - Sponsored ADR (Banks)	213,220	14,136,486
Ecopetrol SA - Sponsored ADR (Oil & Gas)	570,000	24,082,500

		38,218,986

Czech Republic - 0.8%
Central European Media Enterprises Ltd., Class A (Media)*	847,000	16,194,640

Egypt - 0.9%
Orascom Construction Industries - GDR (Engineering & Construction)	411,234	18,084,254

Hong Kong - 1.5%
ASM Pacific Technology Ltd. (Semiconductors)	1,470,100	16,104,377
Li & Fung Ltd. (Distribution/Wholesale)	8,192,000	13,668,948

		29,773,325

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Hungary - 0.6%
Richter Gedeon Nyrt. (Pharmaceuticals)	63,000	$12,584,743

India - 5.4%
Ambuja Cements Ltd. (Building Materials)	9,297,400	27,162,903
Axis Bank Ltd. (Banks)	989,400	29,849,542
Bajaj Auto Ltd. (Leisure Time)	629,500	20,876,808
Dabur India Ltd. (Cosmetics/Personal Care)	5,594,000	13,142,590
HDFC Bank Ltd. - ADR (Banks)	535,985	18,630,839

		109,662,682

Indonesia - 3.5%
Astra International Tbk PT (Retail)	3,646,000	30,155,108
Bank Rakyat Indonesia Persero Tbk PT (Banks)	48,818,000	39,590,486

		69,745,594

Luxembourg - 1.7%
Millicom International Cellular SA - SDR (Telecommunications)	288,700	34,545,207

Malaysia - 0.8%
Axiata Group Bhd (Telecommunications)	9,476,000	16,244,669

Mexico - 8.2%
America Movil SAB de CV, Class L - ADR (Telecommunications)	2,051,094	52,918,225
Coca-Cola Femsa SAB de CV - Sponsored ADR (Beverages)	260,000	25,038,000
Grupo Aeroportuario del Sureste SAB de CV - ADR (Engineering & Construction)	209,598	12,496,233
Grupo Financiero Banorte SAB de CV, Class O (Banks)	4,851,840	21,197,650
Urbi Desarrollos Urbanos SAB de CV (Building Materials)*	6,518,030	14,352,431
Wal-Mart de Mexico SAB de CV, Class V - Sponsored ADR (Retail)	1,402,414	38,580,409

		164,582,948

Panama - 0.6%
Copa Holdings SA, Class A (Airlines)	174,900	11,475,189

Peru - 1.1%
Credicorp Ltd. (Banks)	230,300	22,500,310

Philippines - 0.3%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	127,215	7,200,369

Poland - 1.2%
Bank Pekao SA (Banks)	417,261	23,844,444

Russia - 9.0%
Gazprom OAO - Sponsored ADR (Oil & Gas)	3,239,570	45,843,703
Lukoil OAO - Sponsored ADR (Oil & Gas)	630,894	42,364,532
Novolipetsk Steel OJSC - GDR, Reg S (Iron & Steel)	326,000	12,099,657

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Russia - 9.0% - (continued)
Sberbank of Russia (Banks)	7,810,000	$28,541,762
Sberbank of Russia - Sponsored ADR (Banks)*	1,050,000	15,508,500
X5 Retail Group NV - GDR, Reg S (Food)*	890,985	36,866,311

		181,224,465

South Africa - 5.5%
Aspen Pharmacare Holdings Ltd. (Healthcare - Products)*	958,000	11,929,959
Impala Platinum Holdings Ltd. (Mining)	527,600	13,442,782
MTN Group Ltd. (Telecommunications)	2,092,700	45,178,367
SABMiller plc (Beverages)	689,600	25,874,794
Standard Bank Group Ltd. (Banks)	964,034	13,988,647

		110,414,549

South Korea - 7.4%
Amorepacific Corp. (Cosmetics/Personal Care)	20,200	23,020,850
Hankook Tire Co., Ltd. (Auto Parts & Equipment)	248,000	10,083,566
KB Financial Group Inc. - ADR (Diversified Financial Services)	261,337	12,964,928
POSCO - ADR (Iron & Steel)	184,000	20,203,200
Samsung Electronics Co., Ltd. - GDR (Semiconductors)	134,580	52,928,775
Samsung Fire & Marine Insurance Co., Ltd. (Insurance)	136,700	30,915,068

		150,116,387

Taiwan - 5.3%
Delta Electronics Inc. (Electrical Components & Equipment)	3,345,751	11,833,538
Hon Hai Precision Industry Co., Ltd. (Electronics)	7,951,944	22,693,290
Synnex Technology International Corp. (Electronics)	12,953,947	33,241,475
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	16,104,637	40,207,039

		107,975,342

Thailand - 2.8%
PTT Exploration & Production pcl, Reg S (Oil & Gas)#	4,966,800	30,635,159
Siam Commercial Bank pcl, Reg S (Banks)#	6,217,300	26,364,406

		56,999,565

Turkey - 2.5%
Arcelik A/S (Home Furnishings)	6,579,700	30,071,222
Turkiye Garanti Bankasi A/S (Banks)	4,513,300	19,894,006

		49,965,228

Ukraine - 0.5%
Kernel Holding SA (Agriculture)*	423,289	11,099,464

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

United Kingdom - 0.8%
Hikma Pharmaceuticals plc (Pharmaceuticals)	1,369,123	$15,284,221

Total Common Stocks (Cost $1,241,719,628)		1,806,348,425

Preferred Stocks - 5.6%

Brazil - 3.6%
Cia de Bebidas das Americas - ADR (Beverages)	925,000	27,768,500
Itau Unibanco Holding SA - ADR (Banks)	818,857	16,680,119
Petroleo Brasileiro SA - Sponsored ADR (Oil & Gas)	433,800	13,330,674
Vale SA - Sponsored ADR (Mining)	500,000	14,760,000

		72,539,293

Russia - 1.0%
AK Transneft OAO (Pipelines)#	12,700	20,225,286

South Korea - 1.0%
Samsung Electronics Co., Ltd. - GDR, Reg S (Semiconductors)	77,359	20,629,319

Total Preferred Stocks (Cost $70,814,018)		113,393,898

Participation Notes - 2.4%

Qatar - 1.9%
Industries Qatar, Issued by HSBC Bank plc, Maturity Date 3/12/12 (Chemicals)(2)	587,000	22,286,130
Qatar National Bank, Issued by HSBC Bank plc, Maturity Date 9/23/13 (Banks)(2)	398,000	15,493,065

		37,779,195

Saudi Arabia - 0.5%
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)	224,000	10,116,792

Total Participation Notes (Cost $46,243,361)		47,895,987

Cash Equivalent - 2.8%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	55,715,746	55,715,746

Total Cash Equivalent (Cost $55,715,746)		55,715,746

Total Investments — 100.3%
(Cost $ 1,414,492,753)		$2,023,354,056

Liabilities Less Other Assets - (0.3)%		(5,955,041)

Net Assets — 100.0%		$2,017,399,015

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

Summary of Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SDR	Swedish Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.4% of net assets as of July 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited)

Industry	Percentage of Net Assets
Agriculture	2.4%
Airlines	0.5
Auto Manufacturers	0.9
Banks	29.2
Beverages	0.9
Building Materials	3.4
Chemicals	3.0
Commercial Services	2.8
Distribution/Wholesale	1.9
Diversified Financial Services	0.9
Electric	4.0
Electrical Components & Equipment	0.7
Engineering & Construction	2.2
Food	4.6
Holding Companies - Diversified	6.9
Home Furnishings	0.7
Internet	0.2
Investment Companies	2.1
Iron/Steel	0.5
Machinery - Construction & Mining	0.4
Media	1.0
Mining	5.1
Mutual Funds	1.8
Oil & Gas	4.9
Pharmaceuticals	4.9
Real Estate	0.5
Retail	4.7
Telecommunications	6.0
Textiles	1.2
Transportation	1.6

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Common Stocks - 88.0%

Argentina - 2.4%
Cresud SACIF y A - Sponsored ADR (Agriculture)	84,600	$1,285,074
Molinos Rio de la Plata SA (Food)	193,793	1,463,516

		2,748,590

Bangladesh - 3.3%
Lafarge Surma Cement Ltd. (Building Materials)*	100,900	702,336
Power Grid Co. of Bangladesh Ltd. (Electric)	77,190	836,169
Square Pharmaceuticals Ltd. (Pharmaceuticals)	47,583	2,249,532

		3,788,037

Colombia - 8.5%
BanColombia SA - Sponsored ADR (Banks)	51,080	3,386,604
Cementos Argos SA - Sponsored ADR (Building Materials)#	60,740	1,882,375
Ecopetrol SA - Sponsored ADR (Oil & Gas)	26,400	1,115,400
Grupo de Inversiones Suramericana SA - Sponsored ADR (Investment Companies)#	57,900	2,344,724
Interconexion Electrica SA ESP - ADR (Electric)#	5,800	998,228

		9,727,331

Croatia - 2.6%
Atlantic Grupa (Distribution/Wholesale)*	15,974	2,141,392
Ericsson Nikola Tesla (Telecommunications)	3,171	796,085

		2,937,477

Democratic Republic of Congo - 1.4%
Katanga Mining Ltd. (Mining)*	928,775	1,574,673

Egypt - 4.9%
ElSwedy Electric Co. (Electrical Components & Equipment)	141,799	774,467
Ghabbour Auto (Auto Manufacturers)	190,540	1,013,621
Orascom Construction Industries - GDR (Engineering & Construction)	35,050	1,541,344
Orascom Telecom Holding SAE - GDR, Reg S (Telecommunications)#*	282,769	911,066
Oriental Weavers (Textiles)	276,084	1,412,995

		5,653,493

Estonia - 1.6%
Tallink Group Ltd. (Transportation)*	1,690,120	1,799,431

Ghana - 1.1%
Ghana Commercial Bank Ltd. (Banks)	651,451	1,279,171

Indonesia - 2.0%
Bank Rakyat Indonesia Persero Tbk PT (Banks)	2,852,806	2,313,572

Jordan - 1.6%
Arab Bank plc (Banks)	98,745	1,210,906

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Jordan - 1.6% - (continued)
Arab Potash Co. (Mining)	10,493	$611,230

		1,822,136

Kazakhstan - 1.9%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*	161,899	1,321,439
KazMunaiGas Exploration Production - GDR, Reg S (Oil & Gas)	44,150	808,471

		2,129,910

Kenya - 6.4%
AccessKenya (Internet)	2,908,000	202,201
East African Breweries Ltd. (Beverages)	541,800	1,083,757
Equity Bank Ltd. (Banks)	8,143,200	2,059,159
KenolKobil Ltd. Group (Oil & Gas)	5,867,000	757,117
Kenya Airways Ltd. (Airlines)	1,471,500	525,880
Nation Media Group Ltd. (Media)	669,340	1,096,434
Safaricom Ltd. (Telecommunications)	39,339,400	1,535,490

		7,260,038

Lebanon - 0.7%
Banque Audi sal- Audi Saradar Group - GDR, Reg S (Banks)	113,090	836,325

Malaysia - 0.2%
Steppe Cement Ltd. (Building Materials)*	312,320	207,701

Mauritius - 1.6%
Mauritius Commercial Bank (Banks)	295,180	1,862,633

Morocco - 3.1%
Douja Promotion Groupe Addoha SA (Real Estate)	44,588	523,419
Managem (Mining)	13,552	1,524,147
Maroc Telecom SA (Telecommunications)	79,790	1,442,215

		3,489,781

Nigeria - 5.8%
Access Bank plc (Banks)	35,141,330	1,527,385
Dangote Sugar Refinery plc (Food)	8,414,070	596,684
Diamond Bank plc (Banks)	35,111,872	1,090,074
First Bank of Nigeria plc (Banks)	19,956,484	1,622,606
UAC of Nigeria plc (Holding Companies - Diversified)	7,116,080	1,827,856

		6,664,605

Pakistan - 2.4%
Engro Corp. Ltd. (Chemicals)	541,179	890,868
MCB Bank Ltd. (Banks)	156,456	336,172
Pakistan Petroleum Ltd. (Oil & Gas)	651,672	1,565,738

		2,792,778

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Peru - 3.5%
Cementos Lima SAA (Building Materials)	918,880	$902,705
Credicorp Ltd. (Banks)	27,080	2,645,716
Ferreyros SA (Machinery - Construction & Mining)	427,786	437,441

		3,985,862

Philippines - 1.7%
Philippine Long Distance Telephone Co. - Sponsored ADR (Telecommunications)	33,460	1,893,836

Qatar - 8.2%
Commercial Bank of Qatar QSC (Banks)	64,530	1,305,682
Industries Qatar QSC (Chemicals)	67,200	2,534,528
Qatar Electricity & Water Co. (Electric)	71,350	2,720,056
Qatar National Bank SAQ (Banks)	73,398	2,851,927

		9,412,193

Senegal - 0.3%
Sonatel (Telecommunications)	995	309,501

Serbia - 1.6%
AIK Banka AD (Banks)*	37,488	1,373,807
Energoprojekt Holding ad Beograd (Holding Companies - Diversified)*	42,550	446,796

		1,820,603

Slovenia - 2.2%
Gorenje dd (Home Furnishings)*	68,420	855,453
Krka dd Novo mesto (Pharmaceuticals)	19,360	1,680,283

		2,535,736

Sri Lanka - 1.7%
John Keells Holdings plc (Commercial Services)	1,090,533	1,903,978

Thailand - 5.8%
Home Product Center pcl (Retail)	9,287,627	2,864,298
PTT Exploration & Production pcl (Oil & Gas)#	214,500	1,323,033
Siam Commercial Bank pcl (Banks)#	259,100	1,098,711
Thai Vegetable Oil pcl (Food)	1,516,000	1,295,881

		6,581,923

Trinidad & Tobago - 1.5%
Neal & Massy Holdings Ltd. (Holding Companies - Diversified)#	97,170	727,749
Republic Bank Ltd. (Banks)#	54,250	773,143
Trinidad Cement Ltd. (Building Materials)#*	600,480	168,718

		1,669,610

Ukraine - 3.8%
Astarta Holding NV (Holding Companies - Diversified)*	66,720	2,221,266

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)

Ukraine - 3.8% - (continued)
Ferrexpo plc (Iron/Steel)	83,930	$632,338
Kernel Holding SA (Agriculture)*	57,680	1,512,482

		4,366,086

United Arab Emirates - 2.9%
Arabtec Holding Co. (Engineering & Construction)*	2,538,087	925,503
Depa Ltd. (Commercial Services)*	2,473,370	1,261,419
Dubai Financial Market (Diversified Financial Services)*	3,479,510	1,071,737

		3,258,659

United Kingdom - 3.3%
Hikma Pharmaceuticals plc (Pharmaceuticals)	148,490	1,657,669
Kazakhmys plc (Mining)	97,420	2,132,377

		3,790,046

Total Common Stocks (Cost $100,772,480)		100,415,715

Participation Notes - 6.2%

Kuwait - 2.4%
Kuwait Projects Co. Holdings, Issued by HSBC Bank plc, Maturity Date 3/5/12 (Holding Companies - Diversified)(2)	2,063,575	2,679,139

Saudi Arabia - 3.8%
Almarai Co., Ltd., Issued by HSBC Bank plc, Maturity Date 3/27/12 (Food)(2)	75,740	1,845,432
Jarir Marketing Co., Issued by HSBC Bank plc, Maturity Date 6/4/12 (Retail)(2)	56,210	2,538,683

		4,384,115

Total Participation Notes (Cost $6,892,231)		7,063,254

Warrants - 3.9%

Kuwait - 3.9%
National Bank of Kuwait, Expires 3/28/18 (Banks)*	1,110,000	4,384,500

Thailand - 0.0%
Thai Vegetable Oil pcl, Expires 5/18/12 (Food)*	34,520	18,688

Total Warrants (Cost $4,784,904)		4,403,188

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Schedule of Investments

July 31, 2011 (unaudited) (continued)

	Shares	Value (1)
Cash Equivalent - 1.8%
Northern Institutional Funds - Prime Obligations Portfolio (Mutual Funds)	2,081,729	$2,081,729

Total Cash Equivalent (Cost $2,081,729)		2,081,729

Total Investments — 99.9%
(Cost $ 114,531,344)		$113,963,886

Other Assets Less Liabilities - 0.1%		139,651

Net Assets — 100.0%		$114,103,537

Summary of Abbreviations

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

SDR	Swedish Depositary Receipt

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

(1)	See Note 2 to Financial Statements.

(2)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 6.2% of net assets as of July 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors.

*	Non-income producing security.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

July 31, 2011 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end diversified management investment company. The Fund currently has six Portfolios, all of which were active as of July 31, 2011: Global Equity Portfolio (“Global Equity”); International Equity Portfolio (“International Equity”); International Small Companies Portfolio (“International Small Companies”); Institutional Emerging Markets Portfolio (“Institutional Emerging Markets”); Emerging Markets Portfolio (“Emerging Markets”), and Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”). The investment objective of each Portfolio is as follows: Global Equity - to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States; International Equity - to seek long-term capital appreciation through investments in equity securities of companies based outside the United States; Institutional Emerging Markets and Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets; International Small Companies - to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States; Frontier Emerging Markets - to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets.

International Equity commenced operations on October 31, 1996 after acquiring the net assets of the HLM International Equity Portfolio of AMT Capital Fund, Inc. Global Equity commenced operations on December 1, 1996 following the acquisition of net assets of HLM Global Equity Limited Partnership, a limited partnership, in a tax-free reorganization. Emerging Markets commenced operations on November 9, 1998. Effective August 5, 2005, International Equity launched Investor Class shares and converted existing shareholders to the Institutional Class. Institutional Emerging Markets commenced operations on October 17, 2005. Investor Class of International Small Companies commenced operations on March 26, 2007. Institutional Class of Frontier Emerging Markets commenced operations on May 27, 2008. Effective November 3, 2009, Global Equity launched Institutional Class shares and redesignated existing shares as Advisor Class shares. Investor Class shares of Frontier Emerging Markets commenced operations on December 31, 2010. Institutional Class shares of International Small Companies commenced operations on June 30, 2011.

The Fund is managed by Harding Loevner LP (the “Investment Advisor”).

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. The following is a summary of the Fund’s significant accounting policies:

Indemnifications

Under the Fund’s organizational document, its officers and Board of Directors (“Board”) are indemnified against certain liability arising out of the performance of their duties to the Portfolios. In the normal course of business, the Fund may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

2. Summary of Significant Accounting Policies (continued)

In determining a Portfolio’s net asset value (“NAV”), each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds are valued at NAV.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices.

To address this issue, the Board has approved daily fair value pricing of certain foreign equity securities. The fair value pricing utilizes quantitative models developed by an independent pricing service, which may provide an adjustment to the closing prices described above. Use of fair value pricing could cause a Portfolio to value a security higher or lower than its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of fair value pricing is intended to decrease the opportunities for persons to engage in “time zone arbitrage,” i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities priced in this manner are not specifically designated on the Portfolios’ Schedules of Investments as being “fair valued”; however, absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Advisor at “fair value”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Schedules of Investments as securities valued at “fair value”.

GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. This topic defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the pricing model and/or the inputs to the pricing model used in the valuation technique. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical investments
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolios disclose significant transfers between levels based on valuations at the end of each reporting period. At July 31, 2011, there were no significant transfers between Level 1 and Level 2 based on levels assigned to securities on October 31, 2010. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

2. Summary of Significant Accounting Policies (continued)

The following is a summary of the inputs used as of July 31, 2011 in valuing the Portfolio’s investments:

Global Equity ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$117,766,399	$78,225,989	$—	$195,992,388
Cash Equivalents	9,652,407	—	—	9,652,407

Total Investments	$127,418,806	$78,225,989	$—	$205,644,795

International Equity ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$261,467,527	$796,153,334	$—	$1,057,620,861
Preferred Stocks	32,220,622	16,506,868	—	48,727,490
Cash Equivalents	38,110,026	—	—	38,110,026

Total Investments	$331,798,175	$812,660,202	$—	$1,144,458,377

International Small Companies ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$1,263,938	$39,845,554	$—	$41,109,492
Preferred Stocks	—	758,446	—	758,446
Warrants	27,778	—	—	27,778
Cash Equivalents	285,312	—	—	285,312

Total Investments	$1,577,028	$40,604,000	$—	$42,181,028

Institutional Emerging Markets ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$165,651,837	$250,523,038	$—	$416,174,875
Preferred Stocks	30,767,787	15,897,012	—	46,664,799
Participation Notes	—	11,881,594	—	11,881,594
Cash Equivalents	14,672,214	—	—	14,672,214

Total Investments	$211,091,838	$278,301,644	$—	$489,393,482

2. Summary of Significant Accounting Policies (continued)

Emerging Markets ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$727,287,293	$1,079,061,132	$—	$1,806,348,425
Preferred Stocks	72,539,294	40,854,604	—	113,393,898
Participation Notes	—	47,895,987	—	47,895,987
Cash Equivalents	55,715,746	—	—	55,715,746

Total Investments	$855,542,333	$1,167,811,723	$—	$2,023,354,056

Frontier Emerging Markets ASSET VALUATION INPUT
Description	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks	$33,490,364	$66,925,351	$—	$100,415,715
Participation Notes	—	7,063,254	—	7,063,254
Warrants	4,403,188	—	—	4,403,188
Cash Equivalents	2,081,729	—	—	2,081,729

Total Investments	$39,975,281	$73,988,605	$—	$113,963,886

Securities

All securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios accrete discount or amortize premium using the effective interest method on a daily basis as adjustments to interest income and the cost of investments. The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Income Tax

The cost of investments for federal income tax purposes and the components of net unrealized appreciation / (depreciation) on investments at July 31, 2011, for each of the Portfolios were as follows:

Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)	Cost
Global Equity	$34,951,229	$(4,130,838)	$30,820,391	$174,824,404
International Equity	195,850,094	(10,328,026)	185,522,068	958,936,309
International Small Companies	4,912,106	(976,135)	3,935,971	38,245,057
Institutional Emerging Markets	87,884,883	(12,979,245)	74,905,638	414,487,844
Emerging Markets	646,183,158	(47,101,654)	599,081,504	1,424,272,552
Frontier Emerging Markets	9,032,435	(9,994,831)	(962,396)	114,926,282

4. Foreign Exchange Contracts

The Portfolios, on occasion, enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the cost of the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book purposes as unrealized appreciation or depreciation on assets and liabilities denominated in foreign currencies by the Portfolios. The Portfolios are also exposed to credit risk associated with counterparty nonperformance on these forward foreign exchange contracts which is typically limited to the unrealized gain on each open contract.

The Portfolios enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to dollars the proceeds from foreign investment sales or coupon interest receipts. The Portfolios held no open forward foreign currency exchange contracts on July 31, 2011.

5. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to offer a return linked to the performance of a particular underlying equity security or market. Participation notes are issued by banks or broker-dealers and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter and are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio investing in participation notes would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer of the underlying assets. Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

6. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its net assets in companies in the same industry if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its net assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. At July 31, 2011, the Portfolio’s investment in the Banking industry amounted to 29.2% of net assets.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2.  Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ David R. Loevner
David R. Loevner, President (Principal Executive Officer)

Date:	September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David R. Loevner
David R. Loevner, President (Principal Executive Officer)

Date:	September 28, 2011

By:	/s/ Charles S. Todd
Charles S. Todd, Treasurer (Principal Financial Officer)

Date:	September 28, 2011